9. INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Intangible assets, gross	$ 871,000	$ 874,600
Accumulated Amortization	(574,122)	(520,848)
Intangible assets, net	296,878	353,752
RMH/EGC acquisition - customer contracts
Intangible assets, gross	366,000	366,000
Accumulated Amortization	(152,500)	(115,900)
Intangible assets, net	$ 213,500	250,100
Estimated useful life	5 years
Greners acquisition - customer contracts
Intangible assets, gross	$ 230,000	230,000
Accumulated Amortization	(146,622)	(129,948)
Intangible assets, net	$ 83,378	100,052
Estimated useful life	5 years
Phototron acquisition - customer contracts
Intangible assets, gross	$ 215,000	215,000
Accumulated Amortization	(215,000)	(215,000)
Intangible assets, net	$ 0	0
Estimated useful life	5 years
Soja, Inc. (Urban Garden Supply) acquisition - customer contracts
Intangible assets, gross	$ 60,000	60,000
Accumulated Amortization	(60,000)	(60,000)
Intangible assets, net	$ 0	0
Estimated useful life	5 years
Trademarks [Member]
Intangible assets, gross		3,600
Accumulated Amortization		0
Intangible assets, net		$ 3,600